Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued expenses and other current liabilities

Note 7 — Accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of June 30, 2021 and December 31, 2020 consist of the following:

	June 30, 2021	December 31, 2020
Accrued billings on contracts	$671,521	$—
Charging station expenses	5,311,727	4,811,852
Lease incentive liability	3,641,842	4,038,322
Employee related expenses	2,682,634	3,712,880
Financing transaction costs	—	3,459,719
Other	725,613	2,274,252
Deposit liability	850,000	2,508,701
Accrued interest	35,119	1,426,156
Total accrued expenses and other liabilities	$13,918,456	$22,231,882

Charging station expenses consist primarily of accrued installation costs and rent expenses. Accrued employee expenses consist of accrued bonuses and commissions. Financing transaction costs are in connection to the issuances of Series D Preferred Stock for the year ended December 31, 2020.

Note 6 — Accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of December 31, 2020 and 2019 consist of the following:

	December 31,
	2020	2019
Charging station expenses	$4,811,852	$2,396,854
Lease incentive liability	4,038,322	7,054,670
Employee related expenses	3,712,880	1,418,020
Financing transaction costs	3,459,719	—
Other	2,274,252	578,054
Deposit liability	2,508,701	1,871,831
Accrued interest	1,426,156	708,000
Total accrued expenses and other liabilities	$22,231,882	$14,027,429

Charging station expenses consist primarily of accrued installation costs and rent expenses. Accrued employee expenses consist of accrued bonuses and commissions. Financing transaction costs are in connection to the issuances of Series D Preferred Stock for the year ended December 31, 2020.